Condensed Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Assets
Cash and Cash Equivalents	¥ 1,127,881	¥ 1,015,359
Restricted Cash	118,872	114,129
Net Investment in Leases	1,230,839	1,247,491
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2026 ¥78,020 million September 30, 2026 ¥60,859 million	1,534,919	1,488,263
Allowance for Credit Losses	(62,646)	(76,342)
Investment in Operating Leases	2,298,752	2,152,820
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2026 ¥39,796 million September 30, 2026 ¥51,788 million The amounts which are associated to available-for-sale debt securities are as follows: As of March 31, 2026 Amortized Cost ¥3,230,567 million Allowance for Credit Losses ¥(3,505) million As of September 30, 2026 Amortized Cost ¥3,368,877 million Allowance for Credit Losses ¥(3,354) million	2,972,743	3,142,498
Property under Facility Operations	766,006	779,075
Equity method investments	2,071,044	1,304,073
Trade Notes, Accounts and Other Receivable	431,948	495,080
Inventories	280,237	269,187
Office Facilities	175,832	189,279
Goodwill	750,078	773,592
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2026 ¥1,163 million September 30, 2026 ¥555 million	1,910,090	1,912,870
Assets of Discontinued Operations Held for Sale	0	3,195,402
Total Assets	15,606,595	18,002,776
Liabilities:
Short-Term Debt	561,590	544,135
Deposits	6,603	2,330
Trade Notes, Accounts and Other Payable	312,537	354,995
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2026 ¥138,027 million September 30, 2026 ¥ 145,670 million	1,953,856	1,943,710
Current and Deferred Income Taxes	938,096	684,072
Long-Term Debt	5,540,896	5,799,160
Other Liabilities	1,069,791	1,107,475
Liabilities of Discontinued Operations Held for Sale	0	2,943,088
Total Liabilities	10,383,369	13,378,965
Redeemable Noncontrolling Interests	51,603	50,743
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	235,772	235,239
Retained Earnings	4,290,052	3,502,509
Accumulated Other Comprehensive Income	573,880	605,110
Treasury Stock, at Cost	(227,512)	(81,469)
ORIX Corporation Shareholders' Equity	5,093,303	4,482,500
Noncontrolling Interests	78,320	90,568
Total Equity	5,171,623	4,573,068
Total Liabilities and Equity	15,606,595	18,002,776
Variable Interest Entity, Primary Beneficiary
Assets
Cash and Cash Equivalents	528	568
Net Investment in Leases (Net of Allowance for Credit Losses)	13,753	16,322
Installment Loans (Net of Allowance for Credit Losses)	22,725	24,638
Investment in Operating Leases	56,205	82,491
Property under Facility Operations	69,636	72,350
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2026 ¥1,163 million September 30, 2026 ¥555 million	35,151	34,319
Total Assets	197,998	230,688
Liabilities:
Trade Notes, Accounts and Other Payable	737	688
Long-Term Debt	101,113	137,444
Other Liabilities	12,199	12,489
Total Liabilities	¥ 114,049	¥ 150,621